Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of outstanding derivative instruments
The following summarizes the Company’s outstanding derivative instruments as of December 31, 2013 and 2012:

December 31, 2013:			Fair Value
	Notional	Balance Sheet Location	Asset	(Liability)
Interest rate lock commitments	$1,190,119	Derivative assets/liabilities	$4,553	$(3,293)
MBS forward trades	2,074,560	Derivative assets/liabilities	15,120	(227)
Total derivative financial instruments	$3,264,679		$19,673	$(3,520)

December 31, 2012:			Fair Value
	Notional	Balance Sheet Location	Asset	(Liability)
Interest rate lock commitments	$1,139,963	Derivative assets/liabilities	$11,989	$—
MBS forward trades	967,780	Derivative assets/liabilities	—	(1,787)
Total derivative financial instruments	$2,107,743		$11,989	$(1,787)

Summary of the effect of derivative financial instruments on consolidated statements of income
The following summarizes the effect of the Company’s derivative financial instruments on its consolidated statements of income for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Interest rate lock commitments	$(10,729)	$8,642	2,830
MBS forward trades	16,680	(742)	(1,070)
Net derivative gains[1]	$5,951	$7,900	$1,760

[1] All net derivative gains are included within “Gains on mortgage loans held for sale” on the Company’s consolidated statements of income.